RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	$ 289,617	$ (2,584,846)	$ (205,440)
Zhidan Mao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(163,757)	(596,096)	0
Qiwei Miao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(59,426)	(1,045,660)	(53,507)
Zhongyang Pan [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(50,687)	127,481	0
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(21,120)	(533,479)	0
Chun Lyu [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(20,201)	(289,677)	0
Peidong Xia [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(18,304)	115,010	0
Jialiang Wang [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	314,361	0	0
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	161,916	(159,351)	0
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	70,398	(69,283)	0
Yun Li [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	65,036	(149,247)	0
Shanghai Yaodun Science And Technology Development Center Limited Partnership [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(142,927)	(135,402)
Eshallgo Electrical Equipment Shanghai Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(138,566)	0
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	237,405	(239,521)
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	64,028	40,886
Shanghai Mingzhe Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	0	209,702
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	$ 11,401	$ (4,484)	$ (27,598)